UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number           811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:           (212) 632-6000

Date of fiscal year end:        12/31

Date of reporting period:      3/31/2009

FORM N-Q

Item 1. Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments March 31, 2009 (unaudited)

Description	Shares	Value
Lazard Retirement U.S. Strategic Equity Portfolio

Common Stocks l 94.2%
Aerospace & Defense l 1.2%
Raytheon Co.	1,060	$41,276

Alcohol & Tobacco l 4.3%
Molson Coors Brewing Co., Class B	2,220	76,102
Reynolds American, Inc.	1,880	67,379
		143,481
Banking l 5.2%
Hudson City Bancorp, Inc.	1,600	18,704
JPMorgan Chase & Co.	3,390	90,107
PNC Financial Services Group, Inc.	1,080	31,633
Wells Fargo & Co.	2,280	32,467
		172,911
Cable Television l 3.0%
Comcast Corp., Class A	7,820	100,643

Chemicals l 2.0%
Air Products & Chemicals, Inc.	1,195	67,219

Commercial Services l 1.6%
Corrections Corp. of America (a)	1,500	19,215
Republic Services, Inc.	1,910	32,757
		51,972
Computer Software l 6.7%
Google, Inc., Class A (a)	100	34,806
Microsoft Corp.	4,730	86,890
Oracle Corp.	3,120	56,379
Symantec Corp. (a)	2,910	43,475
		221,550
Consumer Products l 1.0%
Mattel, Inc.	2,850	32,861

Drugs l 5.2%
Gilead Sciences, Inc. (a)	530	24,550
Pfizer, Inc.	4,320	58,838
Wyeth	2,080	89,523
		172,911
Electric l 1.4%
American Electric Power Co., Inc.	1,860	46,984

Energy Exploration & Production l 4.4%
Apache Corp.	980	62,808
EOG Resources, Inc.	540	29,571
Occidental Petroleum Corp.	980	54,537
		146,916
Energy Integrated l 6.9%
Chevron Corp.	760	51,102
Exxon Mobil Corp.	1,550	105,555
Hess Corp.	420	22,764
Marathon Oil Corp.	1,290	33,914
Massey Energy Co.	1,500	15,180
		228,515
Energy Services l 1.0%
BJ Services Co.	3,395	33,780

Financial Services l 2.9%
Ameriprise Financial, Inc.	1,950	39,956
The Charles Schwab Corp.	1,740	26,970
The Goldman Sachs Group, Inc.	260	27,565
		94,491
Food & Beverages l 1.6%
The Coca-Cola Co.	1,200	52,740

Forest & Paper Products l 1.4%
Kimberly-Clark Corp.	1,010	46,571

Health Services l 1.3%
UnitedHealth Group, Inc.	2,090	43,744

Insurance l 4.2%
Marsh & McLennan Cos., Inc.	1,350	27,338
PartnerRe, Ltd.	675	41,897
The Allstate Corp.	1,870	35,810
The Travelers Cos., Inc.	820	33,325
		138,370
Leisure & Entertainment l 1.2%
Starbucks Corp. (a)	3,540	39,329

Manufacturing l 6.1%
Deere & Co.	1,130	37,143
Dover Corp.	1,260	33,239
Honeywell International, Inc.	2,290	63,800
Parker Hannifin Corp.	980	33,300
Pitney Bowes, Inc.	1,480	34,558
		202,040
Medical Products l 5.9%
Johnson & Johnson	2,970	156,222
Medtronic, Inc.	1,350	39,785
		196,007
Metal & Glass Containers l 1.8%
Ball Corp.	1,350	58,590

Real Estate l 1.3%
Public Storage REIT	805	44,476

Retail l 7.8%
CVS Caremark Corp.	1,640	45,083
Lowe's Cos, Inc.	1,020	18,615
The Gap, Inc.	4,210	54,688
The Kroger Co.	1,430	30,345
Tiffany & Co.	1,030	22,207
Wal-Mart Stores, Inc.	630	32,823
Walgreen Co.	2,060	53,477
		257,238

Description	Shares	Value
Lazard Retirement U.S. Strategic Equity Portfolio (concluded)

Semiconductors & Components l 3.7%
Analog Devices, Inc.	1,750	$33,723
Applied Materials, Inc.	4,670	50,202
Intel Corp.	2,580	38,829
		122,754
Technology l 0.7%
eBay, Inc. (a)	1,740	21,854

Technology Hardware l 6.9%
Cisco Systems, Inc. (a)	4,830	80,999
Hewlett-Packard Co.	1,620	51,937
International Business Machines Corp.	980	94,952
		227,888
Telecommunications l 2.1%
Verizon Communications, Inc.	2,300	69,460

Transportation l 1.4%
United Parcel Service, Inc., Class B	950	46,759
Total Common Stocks
(Identified cost $3,701,505)		3,123,330

Short-Term Investment l 7.4%
SSGA U.S. Treasury Money Market Fund, 0.00%
(Identified cost $246,366) (b)	246,366	246,366

Total Investments I 101.6%
(Identified cost $3,947,871) (c)		$3,369,696

Liabilities in Excess of Cash and Other Assets I (1.6)%		(52,886)

Net Assets I 100.0%		$3,316,810

Description	Shares	Value
Lazard Retirement U.S. Small Cap Equity Portfolio

Common Stocks l 94.1%

Banking l 5.1%
Bank of the Ozarks, Inc.	19,700	$454,676
IBERIABANK Corp.	6,900	316,986
Prosperity Bancshares, Inc.	15,400	421,190
Wintrust Financial Corp.	28,800	354,240
		1,547,092
Chemicals l 1.2%
FMC Corp.	4,900	211,386
Rockwood Holdings, Inc. (a)	19,900	158,006
		369,392
Commercial Services l 2.9%
Navigant Consulting, Inc. (a)	12,100	158,147
Team, Inc. (a)	21,800	255,496
Waste Connections, Inc. (a)	12,000	308,400
Watson Wyatt Worldwide, Inc., Class A	3,300	162,921
		884,964
Computer Software l 3.3%
ANSYS, Inc. (a)	8,900	223,390
Ariba, Inc. (a)	60,100	524,673
Informatica Corp. (a)	19,800	262,548
		1,010,611
Construction & Engineering l 2.5%
Dycom Industries, Inc. (a)	84,600	489,834
Orion Marine Group, Inc. (a)	20,300	265,930
		755,764
Consumer Products l 2.4%
Polaris Industries, Inc.	12,000	257,280
Tempur-Pedic International, Inc.	63,700	465,010
		722,290
Drugs l 1.0%
United Therapeutics Corp. (a)	4,700	310,623

Electric l 2.4%
Cleco Corp.	20,100	435,969
Westar Energy, Inc.	17,800	312,034
		748,003
Energy Exploration & Production l 0.9%
Cabot Oil & Gas Corp.	11,400	268,698

Energy Services l 2.1%
Dril-Quip, Inc. (a)	11,700	359,190
Oceaneering International, Inc. (a)	7,300	269,151
		628,341
Financial Services l 6.5%
Duff & Phelps Corp., Class A (a)	35,900	565,425
FTI Consulting, Inc. (a)	2,900	143,492
Jefferies Group, Inc.	30,200	416,760
Piper Jaffray Cos., Inc. (a)	17,200	443,588
Waddell & Reed Financial, Inc., Class A	23,900	431,873
		2,001,138

Food & Beverages l 1.2%
American Italian Pasta Co., Class A (a)	10,200	355,062

Forest & Paper Products l 1.5%
Bemis Co., Inc.	8,400	176,148
Rock-Tenn Co., Class A	10,300	278,615
		454,763

Gas Utilities l 2.3%
Northwest Natural Gas Co.	10,000	434,200
South Jersey Industries, Inc.	7,600	266,000
		700,200

Health Services l 7.0%
Emergency Medical Services Corp., Class A (a)	10,150	318,609
eResearch Technology, Inc. (a)	37,300	196,198
inVentiv Health, Inc. (a)	32,600	266,016
Magellan Health Services, Inc. (a)	14,300	521,092
MEDNAX, Inc. (a)	8,100	238,707
Skilled Healthcare Group, Inc., Class A (a)	32,700	268,467
Varian, Inc. (a)	14,300	339,482
		2,148,571

Housing l 2.7%
Beacon Roofing Supply, Inc. (a)	15,300	204,867
Lennar Corp., Class A	39,500	296,645
Trex Co., Inc. (a)	44,400	338,772
		840,284

Insurance l 2.0%
American Equity Investment Life Holding Co.	42,500	176,800
Max Capital Group, Ltd.	24,400	420,656
		597,456

Leisure & Entertainment l 1.6%
Texas Roadhouse, Inc., Class A (a)	52,000	495,560

Manufacturing l 10.2%
Altra Holdings, Inc. (a)	27,200	105,536
Axsys Technologies, Inc. (a)	13,500	567,540
Commercial Metals Co.	13,300	153,615
Kaman Corp.	21,400	268,356
Knoll, Inc.	33,600	205,968
RBC Bearings, Inc. (a)	16,800	256,704
Regal-Beloit Corp.	18,600	569,904
Stanley, Inc. (a)	12,700	322,453
The Middleby Corp. (a)	20,400	661,572
		3,111,648

Medical Products l 4.2%
American Medical Systems Holdings, Inc. (a)	30,400	338,960

Description	Shares	Value
Lazard Retirement U.S. Small Cap Equity Portfolio (concluded)
PSS World Medical, Inc. (a)	46,200	$662,970
Wright Medical Group, Inc. (a)	22,500	293,175
		1,295,105

Metals & Mining l 1.8%
Intrepid Potash, Inc.	17,100	315,495
Schnitzer Steel Industries, Inc., Class A	7,700	241,703
		557,198

Real Estate l 5.6%
Alexandria Real Estate Equities, Inc. REIT	13,680	497,952
Digital Realty Trust, Inc. REIT	18,700	620,466
LaSalle Hotel Properties REIT	27,200	158,848
Tanger Factory Outlet Centers, Inc. REIT	8,300	256,138
The Macerich Co. REIT	27,500	172,150
		1,705,554

Retail l 7.8%
American Eagle Outfitters, Inc.	41,100	503,064
Iconix Brand Group, Inc. (a)	68,700	607,995
Liz Claiborne, Inc.	37,400	92,378
The Children's Place Retail Stores, Inc. (a)	21,200	464,068
The Gymboree Corp. (a)	18,200	388,570
True Religion Apparel, Inc. (a)	27,400	323,594
		2,379,669

Semiconductors & Components l 4.4%
CPI International, Inc. (a)	47,900	450,260
Monolithic Power Systems, Inc. (a)	15,800	244,900
ON Semiconductor Corp. (a)	91,800	358,020
Plexus Corp. (a)	20,100	277,782
		1,330,962

Technology l 2.3%
CACI International, Inc., Class A (a)	9,300	339,357
SRA International, Inc., Class A (a)	24,000	352,800
		692,157

Technology Hardware l 4.9%
Blue Coat Systems, Inc. (a)	17,800	213,778
Brocade Communications Systems, Inc. (a)	101,300	349,485
Comtech Telecommunications Corp. (a)	14,000	346,780
FEI Co. (a)	19,400	299,342
Polycom, Inc. (a)	17,800	273,942
		1,483,327

Telecommunications l 0.9%
NTELOS Holdings Corp.	15,800	286,612

Transportation l 3.4%
Continental Airlines, Inc., Class B (a)	26,900	236,989

Description	Shares	Value
Diana Shipping, Inc.	13,600	$160,344
Tidewater, Inc.	8,200	304,466
UTI Worldwide, Inc. (a)	29,000	346,550
		1,048,349
Total Common Stocks
(Identified cost $35,438,375)		28,729,393

Short-Term Investment l 4.1%
SSGA U.S. Treasury Money Market Fund, 0.00%
(Identified cost $1,264,564) (b)	1,264,564	1,264,564

Total Investments I 98.2%
(Identified cost $36,702,939) (c)		$29,993,957
Cash and Other Assets in Excess of Liabilities I 1.8%		545,610

Net Assets I 100.0%		$30,539,567

Description	Shares	Value
Lazard Retirement International Equity Portfolio

Common Stocks l 87.5%

Belgium l 1.3%
Anheuser-Busch InBev NV	89,200	$2,463,113

Brazil l 2.0%
Banco do Brasil SA	309,100	2,247,879
Companhia Vale do Rio Doce ADR	102,800	1,367,240
Total Brazil		3,615,119

Canada l 2.2%
Telus Corp.	147,900	4,068,188

China l 1.1%
Industrial and Commercial Bank of China, Ltd., Class H	3,850,800	1,993,149

Finland l 2.3%
Nokia Oyj	352,940	4,131,949

France l 12.5%
BNP Paribas	72,800	3,000,567
Bouygues SA	54,200	1,933,668
Carrefour SA (a)	46,600	1,816,092
GDF Suez	100,900	3,469,166
Groupe Danone	32,100	1,566,899
Sanofi-Aventis	89,480	5,021,414
Total SA	120,272	5,964,993
Total France		22,772,799

Germany l 8.8%
Adidas AG	55,295	1,844,303
Allianz SE	46,100	3,883,613
Daimler AG	58,900	1,497,206
E.ON AG	128,300	3,571,270
Merck KGaA	19,330	1,706,058
Siemens AG	61,838	3,541,278
Total Germany		16,043,728

Greece l 1.3%
OPAP SA	86,787	2,293,419

Ireland l 1.2%
CRH PLC	97,947	2,106,724

Italy l 2.8%
Atlantia SpA	78,700	1,190,194
Eni SpA	206,895	3,983,443
Total Italy		5,173,637

Japan l 14.2%
Canon, Inc.	121,100	3,532,449
Daito Trust Construction Co., Ltd.	80,300	2,691,753
Hoya Corp.	113,800	2,252,659
Inpex Corp.	258	1,776,221
Japan Tobacco, Inc.	1,035	2,764,098
KDDI Corp.	507	2,392,429
Mitsubishi Corp.	138,800	1,846,786
Mitsubishi Estate Co., Ltd.	118,000	1,346,973
Olympus Corp.	85,000	1,390,130
Secom Co., Ltd.	71,400	2,643,012
T&D Holdings, Inc.	37,650	901,866
Tokio Marine Holdings, Inc.	33,300	822,138
Toyota Motor Corp.	47,600	1,526,665
Total Japan		25,887,179

Netherlands l 0.9%
TNT NV	96,900	1,657,671

Russia l 1.0%
LUKOIL Sponsored ADR	47,100	1,769,392

Singapore l 1.8%
Singapore Telecommunications, Ltd.	1,940,200	3,229,631

Spain l 1.0%
Banco Santander SA	263,900	1,814,488

Sweden l 1.5%
Telefonaktiebolaget LM Ericsson, B Shares	333,060	2,706,514

Switzerland l 10.1%
Nestle SA	101,540	3,437,077
Novartis AG	115,600	4,363,184
Roche Holding AG	40,400	5,546,697
Swisscom AG	3,885	1,089,996
UBS AG (a)	198,500	1,885,712
Zurich Financial Services AG	13,040	2,057,804
Total Switzerland		18,380,470

Turkey l 1.4%
Turkcell Iletisim Hizmetleri AS ADR	202,536	2,489,167

United Kingdom l 20.1%
BAE Systems PLC	571,700	2,743,100
BG Group PLC	111,400	1,688,511
BP PLC	584,018	3,908,534
British American Tobacco PLC	79,670	1,844,767
GlaxoSmithKline PLC	182,100	2,835,406
HSBC Holdings PLC	437,600	2,477,257
Imperial Tobacco Group PLC	170,002	3,817,984
National Grid PLC	175,423	1,348,705
Prudential PLC	587,600	2,831,436
Reckitt Benckiser Group PLC	45,700	1,719,920
Tesco PLC	515,800	2,468,606
Unilever PLC	169,100	3,204,991
Vodafone Group PLC	3,326,266	5,810,997
Total United Kingdom		36,700,214

Total Common Stocks
(Identified cost $227,402,214)		159,296,551

Rights l 0.4%

Ireland l 0.3%
CRH PLC, 04/08/09 (a), (d)	27,984	609,744

United Kingdom l 0.1%
HSBC Holdings PLC, 04/03/09 (a), (d)	98,791	199,868

Description	Shares	Value
Lazard Retirement International Equity Portfolio (concluded)
Total Rights
(Identified cost $304,915)		$809,612

Short-Term Investments l 7.2%

Money Market Fund l 6.9%
SSGA U.S. Treasury Money Market Fund, 0.00% (b)	12,650,254	12,650,254

	Principal
	Amount
Description	(000)	Value
Time Deposit l 0.3%
State Street Euro Dollar Time Deposit, 0.01%, 04/01/09	$472	472,419
Total Short-Term Investments
(Identified cost $13,122,673)		13,122,673

Total Investments I 95.1%
(Identified cost $240,829,802) (c)		$173,228,836

Cash and Other Assets in Excess of Liabilities I 4.9%		8,928,622

Net Assets I 100.0%		$182,157,458

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks l 90.2%

Argentina l 1.7%
Tenaris SA ADR	188,300	$3,798,011

Brazil l 10.5%
Banco do Brasil SA	947,100	6,887,629
Companhia de Concessoes Rodoviarias	361,500	3,249,175
Empresa Brasileira de Aeronautica SA ADR	137,900	1,829,933
Iochpe Maxion SA	35,066	139,977
JHSF Participacoes SA	772,000	499,192
Redecard SA	561,457	6,789,037
Souza Cruz SA	212,011	3,998,483
Total Brazil		23,393,426

China l 0.7%
Shougang Concord International Enterprises Co., Ltd.	15,791,000	1,630,548

Egypt l 3.3%
Eastern Tobacco	57,074	1,469,148
Egyptian Company for Mobile Services	90,587	2,371,808
Orascom Construction Industries	143,439	3,437,606
Total Egypt		7,278,562

Hungary l 0.2%
OTP Bank Nyrt (a)	63,357	532,784

India l 5.4%
Hero Honda Motors, Ltd.	69,216	1,467,685
Oil and Natural Gas Corp., Ltd.	526,085	8,113,741
Punjab National Bank, Ltd.	317,858	2,593,536
Total India		12,174,962

Indonesia l 9.3%
PT Astra International Tbk	2,152,000	2,677,677
PT Bank Mandiri Tbk	33,332,700	6,335,558
PT Telekomunikasi Indonesia Tbk Sponsored ADR	358,000	9,200,600
PT United Tractors Tbk	4,541,550	2,656,840
Total Indonesia		20,870,675

Israel l 4.0%
Bank Hapoalim BM (a)	1,621,475	2,962,818
Delek Automotive Systems, Ltd.	254,009	1,606,310
Israel Chemicals, Ltd.	537,138	4,412,822
Total Israel		8,981,950

Malaysia l 1.4%
British American Tobacco Malaysia Berhad	117,500	1,468,926
PLUS Expressways Berhad	1,900,100	1,534,393
Total Malaysia		3,003,319

Mexico l 6.4%
America Movil SAB de CV ADR, Series L	161,700	4,378,836
Desarrolladora Homex SA de CV ADR (a)	135,690	$1,796,536
Fomento Economico Mexicano SAB de CV Sponsored ADR	156,390	3,942,592
Grupo Televisa SA Sponsored ADR	192,000	2,618,880
Kimberly-Clark de Mexico SAB de CV, Series A	498,300	1,617,496
Total Mexico		14,354,340

Pakistan l 0.7%
Pakistan Petroleum, Ltd.	763,670	1,627,963

Philippines l 3.6%
Philippine Long Distance Telephone Co. Sponsored ADR	183,200	8,084,616

Russia l 9.9%
Evraz Group SA GDR	18,700	154,462
LUKOIL Sponsored ADR	263,100	9,883,802
Mobile TeleSystems Sponsored ADR	245,300	7,339,376
Oriflame Cosmetics SA SDR	151,419	4,725,951
Total Russia		22,103,591

Singapore l 0.5%
Cosco Corp. (Singapore), Ltd. ADR	441,600	1,134,912

South Africa l 10.5%
Kumba Iron Ore, Ltd.	281,339	4,886,742
Massmart Holdings, Ltd.	198,595	1,461,295
Murray & Roberts Holdings, Ltd.	687,731	2,953,103
Nedbank Group, Ltd.	368,695	3,317,684
Pretoria Portland Cement Co., Ltd.	1,007,412	3,347,061
Sanlam, Ltd.	2,242,192	3,998,368
Steinhoff International Holdings, Ltd.	849,932	905,747
Truworths International, Ltd.	752,937	2,557,514
Total South Africa		23,427,514

South Korea l 9.7%
Amorepacific Corp.	4,181	1,845,636
Hite Brewery Co., Ltd.	31,063	3,085,221
KB Financial Group, Inc.	168,238	4,060,801
NHN Corp. (a)	17,660	1,940,802
Samsung Electronics Co., Ltd. GDR (e)	19,076	3,896,273
Shinhan Financial Group Co., Ltd.	163,231	2,930,204
Woongjin Coway Co., Ltd.	180,102	3,906,901
Total South Korea		21,665,838

Taiwan l 4.6%
Advanced Semiconductor Engineering, Inc.	4,449,011	2,168,945
Advantech Co., Ltd.	1	1
Hon Hai Precision Industry Co., Ltd.	1,266,428	2,873,005
HTC Corp.	165,000	2,042,694

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co., Ltd.	2,111,699	$3,215,499
Total Taiwan		10,300,144

Thailand l 0.7%
Banpu Public Co., Ltd.	264,000	1,612,985

Turkey l 7.1%
Akbank TAS	948,703	2,790,842
Ford Otomotiv Sanayi AS	394,335	1,080,945
Turkcell Iletisim Hizmetleri AS	1,682,587	8,236,625
Turkiye Is Bankasi AS, C Shares	1,679,486	3,787,507
Total Turkey		15,895,919

Total Common Stocks
(Identified cost $316,629,961)		201,872,059

Preferred Stocks l 4.6%

Brazil l 4.6%
AES Tiete SA	285,978	2,169,722
Companhia Vale do Rio Doce, A Shares	276,500	3,188,436
Eletropaulo Metropolitana SA, B Shares	106,900	1,504,595
Klabin SA	577,900	709,997
Suzano Papel e Celulose SA	322,156	1,458,191
Tam SA Sponsored ADR	199,200	1,095,600
Usinas Siderurgicas de Minas Gerais SA, A Shares	14,800	188,210
Total Brazil		10,314,751

Total Preferred Stocks
(Identified cost $21,380,362)		10,314,751

Short-Term Investment l 4.8%
SSGA U.S. Treasury Money Market Fund, 0.00%
(Identified cost $10,685,791) (b)	$10,685,791	10,685,791

Total Investments I 99.6%
(Identified cost $348,696,114) (c)		$222,872,601

Cash and Other Assets in Excess of Liabilities I 0.4%		846,782

Net Assets I 100.0%		$223,719,383

(a)	Non-income producing security.
(b)	Rate shown reflects 7 day yield as of March 31, 2009.
(c)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized depreciation are as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Portfolio	Cost	Appreciation	Depreciation	Depreciation
Retirement U.S. Strategic Equity	$3,947,871	$29,128	$607,303	$(578,175)
Retirement U.S. Small Cap Equity	36,702,939	768,736	7,477,718	(6,708,982)
Retirement International Equity	240,829,802	2,302,532	69,903,498	(67,600,966)
Retirement Emerging Markets Equity	348,696,114	1,453,736	127,277,249	(125,823,513)

(d)	Date shown is the expiration date.

(e)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2009, these securities amounted to 1.7% of net assets of Lazard Retirement Emerging Markets Equity Portfolio and are considered to be liquid.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard	Lazard
	Retirement	Retirement
	International	Emerging
	Equity	Markets Equity
Industry	Portfolio	Portfolio

Agriculture	–%	2.0%
Alcohol & Tobacco	6.0	4.5
Automotive	1.6	2.3
Banking	6.4	14.9
Building Materials	–	1.5
Commercial Services	2.5	0.7
Computer Software	–	0.9
Construction & Engineering	1.1	2.9
Consumer Products	0.9	5.1
Drugs	10.7	–
Electric	2.7	1.6
Energy Exploration & Production	1.0	4.3
Energy Integrated	9.5	5.1
Energy Services	–	1.7
Financial Services	1.0	6.1
Food & Beverages	4.5	1.8
Forest & Paper Products	–	1.7
Gas Utilities	1.9	–
Housing	3.0	0.8
Insurance	5.8	–
Leisure & Entertainment	1.2	1.2
Manufacturing	3.4	3.3
Medical Products	0.8	–
Metals & Mining	0.8	3.8
Real Estate	0.7	0.2
Retail	3.4	1.8
Semiconductors & Components	3.2	4.1
Technology Hardware	3.8	2.2
Telecommunications	10.5	17.7
Transportation	1.5	2.6
Subtotal	87.9	94.8
Short Term Investments	7.2	4.8
Total Investments	95.1%	99.6%

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Lazard Retirement Series, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. SFAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2009:

	Investments in Securities
	U.S. Strategic		U.S. Small Cap
Level	Equity Portfolio		Equity Portfolio
Level 1	$3,123,330		$28,729,393
Level 2	246,366		1,264,564
Level 3	-		-
Total	$3,369,696		$29,993,957

	Investments in Securities
	International		Emerging Markets
Level	Equity Portfolio		Equity Portfolio
Level 1	$8,734,208		$50,888,123
Level 2	164,494,628	*	171,984,478	*
Level 3	-		-
Total	$173,228,836		$222,872,601

*Includes certain foreign securities whose fair value was determined, on March 31, 2009, with the assistance of a pricing service, in accordance with procedures approved by the Board of Directors.

Accounting Pronouncement:

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"), which is effective for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. SFAS 161 is intended to improve financial reporting for derivative instruments and hedging activities by requiring enhanced disclosure that enables investors to better understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position. Management has evaluated the application of SFAS 161 to the Fund and has determined that there is no material impact resulting from the adoption of SFAS 161 on the Fund’s financial statements and related disclosures.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.    Controls and Procedures.

(a)    The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.    Exhibits.

       Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2009

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 29, 2009